Financial instruments by category -Summary of financial instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial instruments by category
Financial assets at fair value through profit or loss	¥ 50,496	$ 7,321	¥ 49,780
Cash and cash equivalents	176,266	25,556	639,042	$ 92,652	¥ 1,375,766	¥ 139,954
Financial assets	656,626		1,159,572
Borrowings	116,832		19,554
Other non-current liabilities	9,760	$ 1,416	8,612
Financial liabilities	347,535		230,861
Trade receivables
Financial instruments by category
Trade receivables	243,123		282,113
Other receivables
Financial instruments by category
Other receivables	29,205		34,595
Amounts due from related parties
Financial instruments by category
Amounts due from related parties	110		597
Financial assets at fair value through profit or loss
Financial instruments by category
Financial assets at fair value through profit or loss	207,922		201,223
Derivative financial instruments
Financial instruments by category
Derivative financial instruments			2,002
Cash and cash equivalents
Financial instruments by category
Cash and cash equivalents	176,266		639,042
Borrowings
Financial instruments by category
Borrowings	116,832		19,554
Lease liabilities
Financial instruments by category
Leases liabilities	41,735		54,437
Trade Payables
Financial instruments by category
Trade payables	63,048		55,767
Other Payables
Financial instruments by category
Other payables	116,160		92,488
Amounts due to a related parties
Financial instruments by category
Amounts due to a related parties			3
Other non-current liabilities
Financial instruments by category
Other non-current liabilities	9,760		8,612
Financial liabilities at amortized cost
Financial instruments by category
Financial liabilities	347,535		230,861
Financial liabilities at amortized cost | Borrowings
Financial instruments by category
Borrowings	116,832		19,554
Financial liabilities at amortized cost | Lease liabilities
Financial instruments by category
Leases liabilities	41,735		54,437
Financial liabilities at amortized cost | Trade Payables
Financial instruments by category
Trade payables	63,048		55,767
Financial liabilities at amortized cost | Other Payables
Financial instruments by category
Other payables	116,160		92,488
Financial liabilities at amortized cost | Amounts due to a related parties
Financial instruments by category
Amounts due to a related parties			3
Financial liabilities at amortized cost | Other non-current liabilities
Financial instruments by category
Other non-current liabilities	9,760		8,612
Financial assets at FVPL | Financial liabilities at FVPL
Financial instruments by category
Financial assets	207,922		203,225
Financial assets at FVPL | Financial liabilities at FVPL | Financial assets at fair value through profit or loss
Financial instruments by category
Financial assets at fair value through profit or loss	207,922		201,223
Financial assets at FVPL | Financial liabilities at FVPL | Derivative financial instruments
Financial instruments by category
Derivative financial instruments			2,002
Financial assets at amortized cost | Financial liabilities at amortized cost
Financial instruments by category
Financial assets	448,704		956,347
Financial assets at amortized cost | Financial liabilities at amortized cost | Trade receivables
Financial instruments by category
Trade receivables	243,123		282,113
Financial assets at amortized cost | Financial liabilities at amortized cost | Other receivables
Financial instruments by category
Other receivables	29,205		34,595
Financial assets at amortized cost | Financial liabilities at amortized cost | Amounts due from related parties
Financial instruments by category
Amounts due from related parties	110		597
Financial assets at amortized cost | Financial liabilities at amortized cost | Cash and cash equivalents
Financial instruments by category
Cash and cash equivalents	¥ 176,266		¥ 639,042